Long-Term Borrowings and Subordinated Debt - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Long-term borrowings		$ 19,900,000		$ 21,600,000	$ 33,900,000
Total loans pledged as collateral				2,200,000,000
Percentage of maximum borrowing capacity for any credit exposure				75.00%
Maximum eligible borrowing based on qualifying collateral				1,300,000,000
Maximum borrowing capacity				1,500,000,000
Capital lease				200,000
Percentage of equity owned in STBA Capital Trust 1				100.00%
Early repayment of junior subordinated debt	$ 45,000,000	$ 0	$ 45,000,000	$ 45,000,000	$ 0	$ 0